Regulatory Matters (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital for Capital Adequacy (To Average Assets), Ratio	4.00%
Common Equity Tier 1 Capital for Capital Adequacy (to Risk Weighted Assets), ratio	4.50%
Tier 1 Capital for Capital Adequacy (To Risk Weighted Assets), Ratio	6.00%	4.00%
Total Capital for Capital Adequacy (To Risk Weighted Assets), Ratio	8.00%
Capital Conservation Buffer Percentage	2.50%
Common Equity Tier 1 Capital Ratio with Capital Conservation Buffer	7.00%
Tier 1 Capital Ratio with Capital Conservation Buffer	8.50%
Total Capital Ratio with Capital Conservation Buffer	10.50%
Annual Phase in Percentage of Capital Conservation Buffer	0.625%
Capital Conservation Buffer Phase in Beginning Year Month	2016-01
Capital Conservation Buffer Phase in End Year Month	2019-01
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 5,311
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (To Average Assets)	77,026	$ 70,351
Common Equity Tier 1 Capital (to Risk Weighted Assets)	77,026	70,351
Tier 1 Capital (To Risk Weighted Assets)	77,026	70,351
Total Capital (To Risk Weighted Assets)	$ 84,329	$ 76,614
Tier 1 Capital (to Average Assets), Ratio	7.40%	7.80%
Common Equity Tier 1 Capital (to Risk Weighted Assets), ratio	10.00%	10.00%
Tier 1 Capital (To Risk Weighted Assets), Ratio	10.00%	10.00%
Total Capital (To Risk Weighted Assets), Ratio	10.90%	10.90%
Tier 1 Capital for Capital Adequacy (To Average Assets)	$ 41,568	$ 36,245
Common Equity Tier 1 Capital for Capital Adequacy (to Risk Weighted Assets)	34,781	31,698
Tier 1 Capital for Capital Adequacy (To Risk Weighted Assets)	46,374	42,264
Total Capital for Capital Adequacy (To Risk Weighted Assets)	$ 61,832	$ 56,352
Tier 1 Capital for Capital Adequacy (To Average Assets), Ratio	4.00%	4.00%
Common Equity Tier 1 Capital for Capital Adequacy (to Risk Weighted Assets), ratio	4.50%	4.50%
Tier 1 Capital for Capital Adequacy (To Risk Weighted Assets), Ratio	6.00%	6.00%
Total Capital for Capital Adequacy (To Risk Weighted Assets), Ratio	8.00%	8.00%
Tier 1 Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Average Assets)	$ 51,960	$ 45,306
Common Equity Tier 1 Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Risk Weighted Assets)	50,239	45,786
Tier 1 Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Risk Weighted Assets)	61,832	56,352
Total Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Risk Weighted Assets)	$ 77,291	$ 70,440
Tier 1 Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Average Assets), Ratio	5.00%	5.00%
Common Equity Tier 1 Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Risk Weighted Assets), ratio	6.50%	6.50%
Tier 1 Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Risk Weighted Assets), Ratio	8.00%	8.00%
Total Capital to be Well-Capitalized Under Prompt Corrective Action Provision (To Risk Weighted Assets), Ratio	10.00%	10.00%
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Capital (To Average Assets)	$ 70,431	$ 64,089
Common Equity Tier 1 Capital (to Risk Weighted Assets)	70,431	64,089
Tier 1 Capital (To Risk Weighted Assets)	70,431	64,089
Total Capital (To Risk Weighted Assets)	$ 85,148	$ 77,852
Tier 1 Capital (to Average Assets), Ratio	6.80%	7.30%
Common Equity Tier 1 Capital (to Risk Weighted Assets), ratio	9.10%	9.10%
Tier 1 Capital (To Risk Weighted Assets), Ratio	9.10%	9.10%
Total Capital (To Risk Weighted Assets), Ratio	11.00%	11.00%
Tier 1 Capital for Capital Adequacy (To Average Assets)	$ 41,595	$ 35,098
Common Equity Tier 1 Capital for Capital Adequacy (to Risk Weighted Assets)	34,807	31,731
Tier 1 Capital for Capital Adequacy (To Risk Weighted Assets)	46,409	42,308
Total Capital for Capital Adequacy (To Risk Weighted Assets)	$ 61,879	$ 56,410
Tier 1 Capital for Capital Adequacy (To Average Assets), Ratio	4.00%	4.00%
Common Equity Tier 1 Capital for Capital Adequacy (to Risk Weighted Assets), ratio	4.50%	4.50%
Tier 1 Capital for Capital Adequacy (To Risk Weighted Assets), Ratio	6.00%	6.00%
Total Capital for Capital Adequacy (To Risk Weighted Assets), Ratio	8.00%	8.00%